ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Tables)	6 Months Ended
Jun. 30, 2017
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
Schedule of Condensed Interim Consolidated Balance Sheet in Accordance with IFRS

	As of June 30, 2017
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$807,735	$--	$807,735
Property and equipment, net	628,279	--	628,279
Long-term assets	62,494	(7,000)	55,494
Total assets	$1,498,508	$(7,000)	$1,491,508
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$254,363	$--	$254,363
Long-term liabilities	430,130	(1,531)	428,599
Total liabilities	684,493	(1,531)	682,962
TOTAL EQUITY	814,015	(5,469)	808,546
Total liabilities and shareholders' equity	$1,498,508	$(7,000)	$1,491,508

Schedule of Condensed Interim Consolidated Statement of Operations in Accordance with IFRS

	Six months ended June 30, 2017
	US GAAP	Adjustments	IFRS
OPERATING PROFIT	$110,154	$(158)	$109,996
Interest expenses, net	(4,281)	--	(4,281)
Other financing expense, net	(3,071)	52	(3,019)
Other income, net	653	--	653
Profit before income tax	103,455	(106)	103,349
Income tax expense	(4,682)	--	(4,682)
NET PROFIT	98,773	(106)	98,667
Net income attributable to non-controlling interest	(3,247)	--	(3,247)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$95,526	$(106)	$95,420

Schedule of Reconciliation of Net Profit from US GAAP to IFRS

	Six months ended June 30,
	2017	2016
Net profit in accordance with US GAAP	$95,526	$104,430
Financial Instruments	52	160
Pension plans	(314)	(265)
Termination Benefits	156	8
Net profit in accordance with IFRS	$95,420	$104,333

Schedule of Reconciliation of Shareholders' Equity from US GAAP to IFRS

	As of June 30,	As of December 31,
	2017	2016
Shareholders’ equity in accordance with US GAAP	$814,015	$682,614
Financial Instruments	(185)	(237)
Termination Benefits	1,716	1,560
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$808,546	$676,937